Transaction with related parties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Net sales to third parties	$ 44,635	$ 41,385	$ 41,976
Executive Committee members	11	11	12
Related parties, number of executive committee members who stepped down	1	5	3
Non-executive directors	14	15	14
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate			33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing			$ (188)
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties			2,000
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties			$ 1,300
Spark Therapeutics, Inc. [member]
Disclosure of transactions between related parties [line items]
Number of contracts with related parties	1